Capital Lease Payable (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Capital Lease Payable [Abstract]
Capital lease payable for the acquisition of 4,300 kegs with monthly obligations of $13,335 from March 2012 through February 2015. The Company purchased the kegs during the six months ended June 30, 2015, and no longer has a lease obligation.		$ 26,670
Current portion		(26,670)
Long-term portion